Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued Expenses and Other Liabilities

6. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Research and development activities	$3,779	$3,692
Compensation and benefits	1,093	376
Professional fees	410	129
Other	907	125
Total accrued expenses and other liabilities	$6,189	$4,322